Reconciliation of the differences between basic and diluted earnings per share (Details) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Basic net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥ 76,216	¥ 56,272	¥ 7,986
Diluted net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation	¥ 76,159	¥ 56,208	¥ 7,925
Weighted-average shares, basic:
Weighted-average shares, basic	279,873	272,078	269,429
Weighted-average shares, diluted:
Weighted-average shares, diluted	296,655	290,478	288,250
Basic net income attributable to Nidec Corporation per share
Net income attributable to Nidec Corporation	¥ 272.32	¥ 206.82	¥ 29.64
Diluted net income attributable to Nidec Corporation per share
Net income attributable to Nidec Corporation	¥ 256.73	¥ 193.50	¥ 27.49
Zero Coupon Convertible Bonds Due 2015
Effect of dilutive securities:
Zero coupon convertible bonds	¥ (57)	¥ (64)	¥ (61)
Effect of dilutive securities
Zero coupon convertible bonds	16,782	18,400	18,821